UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-08231

Spirit of America Investment Fund, Inc.

(Exact name of registrant as specified in charter)

477 Jericho Turnpike

P.O. Box 9006

Syosset, NY 11791-9006

(Address of principal executive offices) (Zip code)

Mr. David Lerner

David Lerner Associates

477 Jericho Turnpike

P.O. Box 9006

Syosset, NY 11791-9006

(Name and address of agent for service)

Registrant’s telephone number, including area code: (516) 390-5565

Date of fiscal year end: December 31

Date of reporting period: March 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

SCHEDULE OF INVESTMENTS	MARCH 31, 2010 (UNAUDITED)

	Shares	Market Value
Common Stocks 99.89%
Apartments (REITs) 13.88%
American Campus Communities, Inc.	20,000	$553,200
Apartment Investment & Management Co., Class A	100,000	1,841,000
Associated Estates Realty Corp.	180,600	2,490,474
Camden Property Trust	41,000	1,706,830
Colonial Properties Trust	40,000	515,200
Equity Residential	235,000	9,200,250
Essex Property Trust, Inc.	10,000	899,500
Mid-America Apartment Communities, Inc.	45,000	2,330,550
UDR, Inc.	270,000	4,762,800

		24,299,804

Diversified (REITs) 12.79%
Digital Realty Trust, Inc.	61,000	3,306,200
DuPont Fabros Technology, Inc.	125,000	2,698,750
Lexington Realty Trust	430,158	2,800,329
Liberty Property Trust	85,000	2,884,900
Vornado Realty Trust	126,454	9,572,568
Washington Real Estate Investment Trust	36,910	1,127,600

		22,390,347

Health Care (REITs) 10.50%
HCP, Inc.	190,000	6,270,000
Health Care REIT, Inc.	79,300	3,586,739
Healthcare Realty Trust, Inc.	84,994	1,979,510
National Health Investors, Inc.	50,200	1,945,752
Senior Housing Properties Trust	25,700	569,255
Ventas, Inc.	85,000	4,035,800

		18,387,056

Hotels (REITs) 11.85%
Ashford Hospitality Trust, Inc.*	570,474	4,090,299
Chesapeake Lodging Trust*	10,000	194,700
DiamondRock Hospitality Co.*	93,103	941,271
FelCor Lodging Trust, Inc.*	964,000	5,494,800
Hersha Hospitality Trust	140,000	725,200
Host Hotels & Resorts, Inc.	457,572	6,703,430
LaSalle Hotel Properties	72,500	1,689,250
Sunstone Hotel Investors, Inc.*	82,000	915,940

		20,754,890

Industrial (REITs) 5.70%
AMB Property Corp.	150,000	4,086,000
First Industrial Realty Trust, Inc.*	61,284	475,564
First Potomac Realty Trust	27,500	413,325
ProLogis	380,000	5,016,000

		9,990,889

See accompanying notes to Schedules of Investments.

REAL ESTATE INCOME AND GROWTH FUND	1

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2010 (UNAUDITED)

	Shares	Market Value
Manufactured Homes (REITs) 0.44%
Sun Communities, Inc.	30,500	$768,600

Mortgage (REITs) 0.87%
Annaly Capital Management, Inc.	88,500	1,520,430

Net Lease (REITs) 2.38%
National Retail Properties, Inc.	110,000	2,511,300
Realty Income Corp.	54,000	1,657,260

		4,168,560

Office Space (REITs) 16.76%
Alexandria Real Estate Equities, Inc.	41,000	2,771,600
BioMed Realty Trust, Inc.	95,000	1,571,300
Boston Properties, Inc.	115,000	8,675,600
Brandywine Realty Trust	132,601	1,619,058
Highwoods Properties, Inc.	50,000	1,586,500
Mack-Cali Realty Corp.	177,090	6,242,422
SL Green Realty Corp.	120,000	6,872,400

		29,338,880

Regional Malls (REITs) 11.64%
CBL & Associates Properties, Inc.	106,500	1,459,050
Glimcher Realty Trust	254,002	1,287,790
Macerich Co. (The)	94,770	3,630,639
Pennsylvania Real Estate Investment Trust	40,000	498,800
Simon Property Group, Inc.	126,211	10,589,103
Taubman Centers, Inc.	73,000	2,914,160

		20,379,542

Shopping Centers (REITs) 9.34%
Acadia Realty Trust	45,000	803,700
Developers Diversified Realty Corp.	113,000	1,375,210
Equity One, Inc.	94,660	1,788,127
Federal Realty Investment Trust	25,000	1,820,250
Kimco Realty Corp.	287,478	4,496,156
Regency Centers Corp.	40,000	1,498,800
Tanger Factory Outlet Centers, Inc.	25,429	1,097,516
Weingarten Realty Investors	160,900	3,469,004

		16,348,763

Storage (REITs) 3.74%
Public Storage	51,801	4,765,174
Sovran Self Storage, Inc.	51,027	1,778,801

		6,543,975

2	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2010 (UNAUDITED)

Total Investments — 99.89%
(Cost $189,495,585)	$174,891,736
Cash and Other Assets Net of Liabilites — 0.11%	191,299

NET ASSETS — 100.00%	$175,083,035

REITs - Real Estate Investment Trusts

*	Non-income producing security.

REAL ESTATE INCOME AND GROWTH FUND	3

SCHEDULE OF INVESTMENTS	MARCH 31, 2010 (UNAUDITED)

	Shares	Market Value
Common Stocks 99.09%
Consumer Discretionary 10.24%
Amazon.com, Inc.*	2,148	$291,548
Apollo Group, Inc., Class A*	4,010	245,773
Best Buy Co., Inc.	5,003	212,828
Cablevision Systems Corp., Class A	8,700	210,018
D.R. Horton, Inc.	8,100	102,060
Expedia, Inc.	13,900	346,944
Ford Motor, Co.*	24,000	301,680
Gannett Co., Inc.	9,000	148,680
Home Depot, Inc. (The)	16,704	540,374
Madison Square Garden, Inc., Class A*	1,400	30,422
Marriott International, Inc., Class A	5,621	177,174
McDonald’s Corp.	8,980	599,145
NIKE, Inc., Class B	3,700	271,950
RadioShack Corp.	24,100	545,383
Royal Caribbean Cruises, Ltd.*	13,900	458,561
Staples, Inc.	9,000	210,510
Tiffany & Co.	4,600	218,454
TJX Cos., Inc.	3,100	131,812
Walt Disney Co. (The)	19,500	680,745
Wyndham Worldwide Corp.	4,000	102,920

		5,826,981

Consumer Staples 10.34%
Altria Group, Inc.	25,700	527,364
Avon Products, Inc.	3,700	125,319
CVS Caremark Corp.	21,700	793,352
Estee Lauder Cos., Inc. (The), Class A	10,000	648,700
Hershey Co. (The)	2,500	107,025
Kimberly-Clark Corp.	4,365	274,471
PepsiCo, Inc.	9,000	595,440
Philip Morris International, Inc.	14,049	732,796
Procter & Gamble Co. (The)	15,400	974,358
Tyson Foods, Inc., Class A	29,100	557,265
Wal-Mart Stores, Inc.	9,924	551,774

		5,887,864

Energy 9.13%
Apache Corp.	3,500	355,250
ConocoPhillips	17,200	880,124
Exxon Mobil Corp.	14,250	954,465
Halliburton Co.	8,700	262,131
Helmerich & Payne, Inc.	12,000	456,960
Noble Corp.	17,300	723,486
Pride International, Inc.*	3,800	114,418
Rowan Cos., Inc.*	2,600	75,686
Schlumberger, Ltd.	10,575	671,090
Suncor Energy, Inc.	3,900	126,906

See accompanying notes to Schedules of Investments.

4	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2010 (UNAUDITED)

	Shares	Market Value
Energy (cont.)
Transocean, Ltd.*	6,650	$574,427

		5,194,943

Financials 15.23%
Aflac, Inc.	5,500	298,595
American Express Co.	20,300	837,578
Bank of America Corp.	60,170	1,074,035
Blackrock, Inc.	830	180,741
Citigroup, Inc.*	80,900	327,645
Equity Residential REIT	9,000	352,350
Fifth Third Bancorp	8,000	108,720
Goldman Sachs Group, Inc. (The)	3,265	557,107
Hartford Financial Services Group, Inc.	7,500	213,150
Host Hotels & Resorts, Inc. REIT	26,646	390,364
Invesco, Ltd.	1,100	24,101
JPMorgan Chase & Co.	27,797	1,243,916
MetLife, Inc.	11,775	510,328
PNC Financial Services Group, Inc.	7,149	426,795
Principal Financial Group, Inc.	12,100	353,441
Simon Property Group, Inc. REIT	8,659	726,490
Wells Fargo & Co.	33,486	1,042,084

		8,667,440

Health Care 13.15%
Abbott Laboratories	11,900	626,892
Alcon, Inc.	1,330	214,875
Allergan, Inc.	2,580	168,526
Amgen, Inc.*	8,940	534,254
Community Health Systems, Inc.*	11,828	436,808
Express Scripts, Inc.*	6,100	620,736
Gilead Sciences, Inc.*	5,900	268,332
Johnson & Johnson	12,710	828,692
Medco Health Solutions, Inc.*	14,864	959,620
Merck & Co., Inc.	18,600	694,710
Pfizer, Inc.	44,300	759,745
UnitedHealth Group, Inc.	7,500	245,025
Watson Pharmaceuticals, Inc.*	5,250	219,293
WellPoint, Inc.*	14,080	906,470

		7,483,978

Industrials 11.04%
3M Co.	9,350	781,380
Boeing Co.	11,030	800,888
Caterpillar, Inc.	14,200	892,470
CSX Corp.	8,550	435,195
Dover Corp.	10,898	509,481
General Electric Co.	65,381	1,189,934
Tyco International, Ltd.	10,200	390,150
United Parcel Service, Inc., Class B	8,226	529,837

LARGE CAP VALUE FUND	5

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2010 (UNAUDITED)

	Shares	Market Value
Industrials (cont.)
United Technologies Corp.	10,300	$758,183

		6,287,518

Information Technology 20.55%
Apple, Inc.*	5,250	1,233,382
Applied Materials, Inc.	5,926	79,882
Cisco Systems, Inc.*	62,800	1,634,684
Cognizant Technology Solutions Corp., Class A*	3,250	165,685
EMC Corp.*	82,500	1,488,300
Google, Inc., Class A*	1,350	765,464
Hewlett-Packard Co.	15,000	797,250
Intel Corp.	30,500	678,930
International Business Machines Corp.	8,058	1,033,439
Mentor Graphics Corp.*	23,000	184,460
Microsoft Corp.	33,550	982,008
NetApp, Inc.*	18,600	605,616
Oracle Corp.	24,300	624,267
QUALCOMM, Inc.	9,993	419,606
Texas Instruments, Inc.	34,325	839,933
Western Digital Corp.*	1,650	64,334
Western Union Co. (The)	6,000	101,760

		11,699,000

Materials 4.37%
Alcoa, Inc.	11,287	160,727
Dow Chemical Co. (The)	8,650	255,780
Du Pont (E.I.) de Nemours & Co.	20,000	744,800
Freeport-McMoRan Copper & Gold, Inc.	3,800	317,452
Nalco Holding Co.	3,000	72,990
Newmont Mining Corp.	4,000	203,720
Nucor Corp.	8,450	383,461
Packaging Corp. of America	14,280	351,431

		2,490,361

Telecommunication Services 2.80%
AT&T, Inc.	34,350	887,604
CenturyTel, Inc.	2,400	85,104
Verizon Communications, Inc.	17,440	540,989
Windstream Corp.	7,500	81,675

		1,595,372

Utilities 2.24%
AES Corp. (The)*	14,000	154,000
American Electric Power Co., Inc.	19,000	649,420
Consolidated Edison, Inc.	7,400	329,596
Duke Energy Corp.	8,600	140,352

		1,273,368

6	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2010 (UNAUDITED)

Total Investments — 99.09%
(Cost $51,731,096)	$56,406,825
Cash and Other Assets Net of Liabilities — 0.91%	516,226

NET ASSETS — 100.00%	$56,923,051

REIT - Real Estate Investment Trust

*	Non-income producing security.

LARGE CAP VALUE FUND	7

SCHEDULE OF INVESTMENTS	MARCH 31, 2010 (UNAUDITED)

	Principal
	Amount	Market Value
Municipal Bonds 98.25%
Alabama 0.27%
Cullman County Health Care Authority, Refunding Revenue Bonds, Series A, (OID), 5.75%, 02/01/19	$100,000	$99,445
Cullman County Health Care Authority, Refunding Revenue Bonds, Series A, Callable 02/01/19 @ 100 (OID), 6.75%, 02/01/29	100,000	102,251

		201,696

Alaska 0.84%
Alaska Housing Finance Corp., State Single-Family Housing Revenue Bonds, Series C, Callable 12/01/18 @ 100, 5.35%, 12/01/39	250,000	253,212
Northern TOB Securitization Corp., Refunding Revenue Bonds, Series A, Callable 06/01/14 @ 100 (OID), 5.00%, 06/01/32	500,000	385,430

		638,642

Arizona 0.90%
Arizona Health Facilities Authority, Refunding Revenue Bonds, Series D, Callable 07/01/19 @ 100 (OID), 5.00%, 07/01/28	100,000	97,885
Pima County Industrial Development Authority, Refunding Revenue Bonds, Series O, Callable 07/01/16 @ 100, 5.00%, 07/01/26	750,000	583,807

		681,692

California 6.57%
California Health Facilities Financing Authority, Hospital Improvements Revenue Bonds, Series A, Callable 07/01/14 @ 100 (OID), 6.00%, 07/01/34	1,000,000	1,054,030
City of Compton, Water & Utility Improvements Revenue Bonds, Callable 08/01/19 @ 100 (OID), 6.00%, 08/01/39	250,000	255,340
City of Turlock, Hospital Improvements, Certificate of Participation, Callable 10/15/14 @ 100 (OID), 5.38%, 10/15/34	250,000	219,895
City of Turlock, Hospital Improvements, Certificate of Participation, Series B, Callable 10/15/17 @ 100, 5.50%, 10/15/37	250,000	221,633
County of San Bernardino, Refunding Bonds, Certificate of Participation, Series A, Callable 08/01/19 @ 100, 5.50%, 08/01/22	250,000	256,952

See accompanying notes to Schedules of Investments.

8	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2010 (UNAUDITED)

	Principal
	Amount	Market Value
California (cont.)
County of San Bernardino, Refunding Bonds, Certificate of Participation, Series A, Callable 08/01/19 @ 100 (OID), 5.25%, 08/01/26	$50,000	$48,871
Golden State Tobacco Securitization Corp., Refunding Revenue Bonds, Series A-1, Callable 06/01/17 @ 100, 5.75%, 06/01/47	165,000	116,617
Hesperia Public Financing Authority, Miscellaneous Purposes Tax Allocation Bonds, Series A, Callable 09/01/17 @ 100, (OID) (XLCA), 5.00%, 09/01/37	500,000	394,995
State of California, Public Improvements, General Obligation Unlimited, Callable 04/01/19 @ 100, 6.00%, 04/01/35	500,000	528,055
State of California, Public Improvements, General Obligation Unlimited, Callable 04/01/19 @ 100 (OID), 6.00%, 04/01/38	100,000	105,391
State of California, Refunding Bonds, General Obligation Unlimited, Callable 10/01/19 @ 100, 5.00%, 10/01/29	250,000	240,953
State of California, Refunding Notes, General Obligation Unlimited, Callable 06/01/17 @ 100, 5.00%, 06/01/32	500,000	471,070
State of California, Refunding Notes, General Obligation Unlimited, Callable 08/01/18 @ 100 (OID), 5.00%, 08/01/34	500,000	467,925
University of California, University & College Improvements Revenue Bonds, Series A, Callable 05/15/15 @ 101, (BHAC-CR) (MBIA) (OID), 4.50%, 05/15/47	475,000	433,252
Washington Township Health Care District, Hospital Improvements, General Obligation Unlimited, Series A, Callable 08/01/19 @ 100 (OID), 5.00%, 08/01/20	20,000	21,254
Washington Township Health Care District, Hospital Improvements, General Obligation Unlimited, Series A, Callable 08/01/19 @ 100 (OID), 5.25%, 08/01/28	140,000	144,679

		4,980,912

Colorado 1.41%
Colorado Educational & Cultural Facilities Authority, School Improvements Revenue Bonds, Callable 12/01/18 @ 102, (Moral Obligation) (OID), 7.25%, 12/01/28	250,000	291,395
Colorado Educational & Cultural Facilities Authority, School Improvements Revenue Bonds, Callable 12/01/18 @ 102, (Moral Obligation) (OID), 7.63%, 12/01/40	250,000	283,170

HIGH YIELD TAX FREE BOND FUND	9

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2010 (UNAUDITED)

	Principal Amount	Market Value
Colorado (cont.)
Montrose Memorial Hospital, Hospital Improvements Revenue Bonds, Callable 12/01/13 @ 102 (OID), 6.00%, 12/01/33	$500,000	$491,280

		1,065,845

Connecticut 0.89%
Connecticut State Development Authority, Refunding Revenue Bonds, Series A, Callable 05/01/17 @ 100, (LOC Citibank) (OID), 4.75%, 05/01/42	250,000	213,185
Connecticut State Health & Educational Facility Authority, Refunding Revenue Bonds, Series P, Callable 07/01/20 @ 100, 5.00%, 07/01/28	100,000	102,327
Connecticut State Health & Educational Facility Authority, University & College Improvements Revenue Bonds, Callable 07/01/18 @ 100, (BHAC-CR) (NATL-RE) (OID), 5.00%, 07/01/37	250,000	259,377
Connecticut State Health & Educational Facility Authority, University & College Improvements Revenue Bonds, Series O, Callable 07/01/20 @ 100 (OID), 4.75%, 07/01/30	100,000	98,459

		673,348

District of Columbia 0.72%
District of Columbia, Hospital Improvements Revenue Bonds, Series 2, Callable 07/15/18 @ 101 (FSA), 5.45%, 07/15/35	535,000	547,466

Florida 4.76%
City of Jacksonville, Public Improvements Revenue Bonds, Series A, Callable 10/01/19 @ 100 (OID), 4.75%, 10/01/34	200,000	191,350
City of Miami, Public Improvements Revenue Bonds, Callable 01/01/18 @ 100, (NATL-RE) (OID), 5.00%, 01/01/37	500,000	487,720
City of Miami, Refunding Revenue Bonds, Callable 10/01/19 @ 100 (OID), 5.35%, 10/01/39	500,000	502,950
County of Miami-Dade, Hospital Improvements Revenue Bonds, Callable 06/01/19 @ 100, (Assured Guaranty) (OID), 5.75%, 06/01/39	100,000	103,296
County of Miami-Dade, Port, Airport & Marina Improvements Revenue Bonds, Series A, Callable 10/01/20 @ 100 (OID), 5.25%, 10/01/30	150,000	151,566
County of Miami-Dade, Public Improvements, General Obligation Unlimited, Series B1, Callable 07/01/18 @ 100 (OID), 5.63%, 07/01/38	250,000	264,222

10	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2010 (UNAUDITED)

	Principal
	Amount	Market Value
Florida (cont.)
County of Miami-Dade, Recreational Facility Improvements Revenue Bonds, Series C, Callable 10/01/19 @ 100, (Assured Guaranty) (OID), 5.38%, 10/01/28	$250,000	$260,270
Escambia County Health Facilities Authority, Hospital Improvements Revenue Bonds, Series PJ-A, 5.00%, 08/15/14	100,000	105,307
Escambia County Health Facilities Authority, Hospital Improvements Revenue Bonds, Series PJ-A, Callable 08/15/20 @ 100 (OID), 5.50%, 08/15/24	100,000	97,924
Escambia County Health Facilities Authority, Hospital Improvements Revenue Bonds, Series PJ-A, Callable 08/15/20 @ 100 (OID), 5.75%, 08/15/29	100,000	97,151
Florida Housing Finance Corp., State Single-Family Housing Revenue Bonds, Series 2, Callable 07/01/19 @ 100, (Ginnie Mae) (Fannie Mae) (Freddie Mac), 5.00%, 07/01/39	125,000	124,230
Florida State Board of Education, School Improvements Revenue Bonds, Series A, Callable 07/01/18 @101 (OID), 5.25%, 07/01/24	380,000	405,760
Halifax Hospital Medical Center, Refunding Revenue Bonds, Series B2, Callable 06/01/18 @ 100, (AGM) (OID), 5.38%, 06/01/31	285,000	286,006
Hillsborough County Industrial Development Authority, School Improvements Revenue Bonds, Series PJ-A, Callable 05/15/17 @ 100, 5.13%, 05/15/37	250,000	176,080
Miami-Dade County Educational Facilities Authority, University & College Improvements Revenue Bonds, Series A, Callable 04/01/16 @ 100 (OID), 5.50%, 04/01/38	250,000	252,408
Orange County Health Facilities Authority, Hospital Improvements Revenue Bonds, 5.25%, 10/01/19	100,000	104,015

		3,610,255

Georgia 0.67%
City of Atlanta, Refunding Revenue Bonds, Series B, Callable 11/01/19 @ 100, (AGM) (OID), 5.38%, 11/01/39	250,000	255,525
Coffee County Hospital Authority, Refunding Revenue Bonds, Series PJ, Callable 12/01/14 @ 100, 5.00%, 12/01/19	250,000	251,425

		506,950

Illinois 2.08%
Illinois Finance Authority, Hospital Improvements Revenue Bonds, Callable 02/15/18 @ 100 (OID), 5.50%, 02/15/38	250,000	245,172

HIGH YIELD TAX FREE BOND FUND	11

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2010 (UNAUDITED)

	Principal Amount	Market Value
Illinois (cont.)
Illinois Finance Authority, Hospital Improvements Revenue Bonds, Callable 08/15/19 @ 100 (OID), 7.00%, 08/15/44	$250,000	$260,002
Illinois Finance Authority, Hospital Improvements Revenue Bonds, Series A, Callable 08/15/18 @ 100, (Assured Guaranty) (OID), 5.25%, 08/15/47	250,000	239,733
Illinois Finance Authority, Refunding Revenue Bonds, Series A, Callable 02/15/20 @ 100 (OID), 5.50%, 08/15/24	200,000	199,984
Illinois Finance Authority, Refunding Revenue Bonds, Series A, Callable 02/15/20 @ 100 (OID), 6.00%, 08/15/38	175,000	173,336
Illinois Finance Authority, Refunding Revenue Bonds, Callable 08/15/18 @ 100 (OID), 5.50%, 08/15/30	500,000	459,250

		1,577,477

Indiana 1.76%
Indiana Finance Authority, Hospital Improvements Revenue Bonds, Callable 03/01/17 @ 100, 5.50%, 03/01/37	750,000	722,557
Indiana Finance Authority, Hospital Improvements Revenue Bonds, Callable 11/01/19 @ 100 (OID), 5.25%, 11/01/39	250,000	253,938
Indiana Finance Authority, Refunding Revenue Bonds, Series A, Callable 05/01/19 @ 100, (OID), 5.75%, 05/01/31	100,000	102,985
Indiana Finance Authority, Refunding Revenue Bonds, Series A, Callable 12/01/19 @ 100 (OID), 5.25%, 12/01/38	250,000	255,297

		1,334,777

Iowa 0.42%
Iowa Finance Authority, Hospital Improvements Revenue Bonds, Series A, Callable 08/15/19 @ 100, (Assured Guaranty) (OID), 5.38%, 08/15/29	300,000	314,709

Kentucky 1.07%
Kentucky Economic Development Finance Authority, Recreational Facility Improvements Revenue Bonds, Series A-1, Callable 06/01/18 @ 100, (Assured Guaranty) (OID), 6.00%, 12/01/38	750,000	811,658

Louisiana 3.61%
Louisiana Public Facilities Authority, Refunding Revenue Bonds, Series A, Callable 07/01/19 @ 100 (OID), 6.00%, 07/01/29	250,000	263,747
Parish of St. John Baptist, Industrial Improvements Revenue Bonds, Series A, Callable 06/01/17 @ 100, 5.13%, 06/01/37	2,660,000	2,470,555

		2,734,302

12	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2010 (UNAUDITED)

	Principal Amount	Market Value
Maine 0.13%
Maine State Housing Authority, Local Single-Family Housing Revenue Bonds, Series C, Callable 01/15/19 @ 100, 5.00%, 11/15/29	$100,000	$100,628

Maryland 2.41%
Maryland Community Development Administration, State Multi-Family Housing Revenue Bonds, Series B, Callable 09/01/18 @ 100, 4.75%, 09/01/39	250,000	244,180
Maryland Community Development Administration, State Single-Family Housing Revenue Bonds, Series C, Callable 09/01/18 @ 100, 4.55%, 09/01/39	500,000	475,855
Maryland Economic Development Corp., Port, Airport & Marina Improvements Revenue Bonds, Series B, Callable 06/01/20 @ 100 (OID), 5.38%, 06/01/25	500,000	506,800
Maryland Economic Development Corp., Port, Airport & Marina Improvements Revenue Bonds, Series B, Callable 06/01/20 @ 100 (OID), 5.75%, 06/01/35	445,000	452,836
Maryland Health & Higher Educational Facilities Authority, Hospital Improvements Revenue Bonds, Callable 05/15/16 @ 100, 5.25%, 05/15/46	150,000	149,510

		1,829,181

Massachusetts 0.53%
Massachusetts Educational Financing Authority, Refunding Revenue Bonds, Series A, Callable 01/01/20 @ 100 (OID), 5.20%, 01/01/27	100,000	99,992
Massachusetts Educational Financing Authority, Refunding Revenue Bonds, Series A, Callable 01/01/20 @ 100 (OID), 5.25%, 01/01/29	100,000	100,067
Massachusetts Housing Finance Agency, State Multi-Family Housing Revenue Bonds, Series C, Callable 06/01/19 @ 100, 4.85%, 12/01/29	100,000	99,255
Massachusetts Housing Finance Agency, State Multi-Family Housing Revenue Bonds, Series C, Callable 06/01/19 @ 100, 5.13%, 12/01/39	100,000	100,625

		399,939

Michigan 3.60%
Cesar Chavez Academy, Inc., School Improvements Certificate of Participation, Callable 02/01/13 @ 102, 6.50%, 02/01/33	185,000	164,905

HIGH YIELD TAX FREE BOND FUND	13

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2010 (UNAUDITED)

	Principal
	Amount	Market Value
Michigan (cont.)
Crossroads Charter Academy, Refunding Revenue Bonds, Callable 06/01/17 @ 100 (OID), 5.25%, 06/01/35	$250,000	$185,400
Michigan Public Educational Facilities Authority, School Improvements Revenue Bonds, Series A, Callable 12/01/15 @ 100, 6.00%, 12/01/35	500,000	438,600

Michigan State Hospital Finance Authority, Refunding Revenue Bonds, Callable 11/15/19 @ 100 (OID), 5.63%, 11/15/29	100,000	98,304

Michigan State Hospital Finance Authority, Refunding Revenue Bonds, Callable 11/15/19 @ 100 (OID), 5.75%, 11/15/39	250,000	241,710
Michigan Tobacco Settlement Finance Authority, Miscellaneous Purposes Revenue Bonds, Series A, Callable 06/01/17 @ 100 (OID), 6.00%, 06/01/48	1,090,000	850,843
Michigan Tobacco Settlement Finance Authority, Refunding Revenue Bonds, Series A, Callable 06/01/18 @ 100 (OID), 6.88%, 06/01/42	250,000	228,840
Royal Oak Hospital Finance Authority, Refunding Revenue Bonds, Series W, Callable 08/01/14 @ 100, 6.00%, 08/01/29	250,000	256,272
Royal Oak Hospital Finance Authority, Refunding Revenue Bonds, Series W, Callable 08/01/19 @ 100, 6.38%, 08/01/29	250,000	261,678

		2,726,552

Minnesota 0.26%
City of St. Cloud, Refunding Revenue Bonds, Series A, Callable 05/01/15 @ 100 (OID), 5.00%, 05/01/25	200,000	198,946

Mississippi 0.33%
Mississippi Hospital Equipment & Facilities Authority, Refunding Revenue Bonds, Callable 01/01/20 @ 100, 5.25%, 01/01/30	250,000	247,855

Missouri 0.67%
Hanley Road Corridor Transportation Development District, Refunding Revenue Bonds, Series A, Callable 10/01/19 @ 100 (OID), 5.88%, 10/01/36	250,000	264,850
Missouri Housing Development Commission, State Single-Family Housing Revenue Bonds, Series D, Callable 09/01/19 @ 100, (Ginnie Mae) (Fannie Mae), 4.70%, 03/01/35	250,000	246,380

		511,230

14	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2010 (UNAUDITED)

	Principal Amount	Market Value
Nevada 0.07%
City of Reno, Hospital Improvements Revenue Bonds, Callable 06/01/18 @ 100, (AMBAC) (OID), 5.50%, 06/01/28	$50,000	$49,996

New Hampshire 0.46%
New Hampshire Health & Education Facilities Authority, Refunding Revenue Bonds, Callable 01/01/15 @ 100, (ACA), 5.00%, 01/01/36	250,000	236,825
New Hampshire Health & Education Facilities Authority, Refunding Revenue Bonds, Callable 10/01/19 @ 100, 6.25%, 04/01/26	100,000	110,624

		347,449

New Jersey 5.44%
New Jersey Economic Development Authority, Economic Improvements Revenue Bonds, Callable 06/15/10 @ 100, 5.63%, 06/15/19	500,000	500,390
New Jersey Economic Development Authority, Economic Improvements Revenue Bonds, Callable 06/15/12 @ 100 (OID), 5.50%, 06/15/24	400,000	394,544
New Jersey Health Care Facilities Financing Authority, Hospital Improvements Revenue Bonds, Callable 01/01/14 @ 100, (Assured Guaranty) (OID), 5.38%, 07/01/29	500,000	513,125
New Jersey Health Care Facilities Financing Authority, Hospital Improvements Revenue Bonds, Series A, Callable 10/01/19 @ 100 (OID), 5.75%, 10/01/31	520,000	552,401
New Jersey Health Care Facilities Financing Authority, Refunding Revenue Bonds, Series A, Callable 07/01/18 @ 100 (OID), 5.00%, 07/01/27	250,000	254,200
New Jersey Higher Education Assistance Authority, Refunding Revenue Bonds, Series 1A, Callable 12/01/19 @ 100, 5.25%, 12/01/32	100,000	102,435
New Jersey Higher Education Assistance Authority, Refunding Revenue Bonds, Series 1A, Callable 12/01/19 @100, 5.25%, 12/01/28	250,000	255,682
New Jersey Housing & Mortgage Finance Agency, State Single-Family Housing Revenue Bonds, Series CC, Callable 04/01/19 @ 100, 5.00%, 10/01/34	185,000	186,197
Newark Housing Authority, Public Improvements Revenue Bonds, Callable 12/01/19 @ 100 (Assured Guaranty) (GO OF CITY), 6.75%, 12/01/38	750,000	846,398

HIGH YIELD TAX FREE BOND FUND	15

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2010 (UNAUDITED)

	Principal Amount	Market Value
New Jersey (cont.)
Tobacco Settlement Financing Corp., Refunding Revenue Bonds, Series 1A, Callable 06/01/17 @ 100 (OID), 5.00%, 06/01/41	$800,000	$517,016

		4,122,388

New Mexico 0.89%
New Mexico Hospital Equipment Loan Council, Hospital Improvements Revenue Bonds, Callable 08/01/19 @ 100, 5.13%, 08/01/35	445,000	450,064
New Mexico Hospital Equipment Loan Council, Hospital Improvements Revenue Bonds, Callable 08/01/19 @ 100 (OID), 5.00%, 08/01/39	225,000	225,317

		675,381

New York 14.38%
Long Island Power Authority, Refunding Revenue Bonds, Series A, Callable 04/01/19 @ 100 (OID), 5.75%, 04/01/39	250,000	270,772
Metropolitan Transportation Authority, Refunding Revenue Bonds, Series A, Callable 11/15/12 @ 100, 5.75%, 11/15/32	250,000	260,598
Metropolitan Transportation Authority, Refunding Revenue Bonds, Series E, Callable 11/15/12 @ 100, (BHAC-CR) (OID), 5.25%, 11/15/31	500,000	518,325
New York City Housing Development Corp, Local Multi-Family Housing Revenue Bonds, Series K, Callable 05/01/19 @ 100, 4.75%, 11/01/29	100,000	100,143
New York City Housing Development Corp., Refunding Revenue Bonds, Series J, Callable 05/01/19 @ 100, 4.80%, 05/01/36	250,000	246,695
New York City Housing Development Corp., Revenue Bonds, Series L-1, Callable 03/16/20 @ 100, 4.90%, 11/01/40	250,000	249,440
New York City Housing Development Corp., Revenue Bonds, Series L-1, Callable 03/16/20 @ 100, 4.95%, 11/01/43	250,000	249,585
New York City Housing Development Corp., State Multi-Family Housing Revenue Bonds, Series A, Callable 09/15/19 @ 100 (Fannie Mae), 4.50%, 09/15/25	200,000	199,620
New York City Housing Development Corp., State Multi-Family Housing Revenue Bonds, Series F, Callable 05/01/19 @ 100, 4.60%, 11/01/29	100,000	97,912
New York City Housing Development Corp., State Multi-Family Housing Revenue Bonds, Series F, Callable 05/01/19 @ 100, 4.85%, 05/01/41	250,000	245,968

16	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2010 (UNAUDITED)

	Principal
	Amount	Market Value
New York (cont.)
New York City Industrial Development Agency, Recreational Facility Improvements Revenue Bonds, Callable 01/01/19 @ 100, (Assured Guaranty) (OID), 6.50%, 01/01/46	$650,000	$715,370
New York City Industrial Development Agency, Recreational Facility Improvements Revenue Bonds, Callable 09/01/16 @ 100 (FGIC), 5.00%, 03/01/31	145,000	145,071
New York City Industrial Development Agency, Recreational Facility Improvements Revenue Bonds, Callable 09/01/16 @ 100 (NATL-RE), 5.00%, 03/01/36	200,000	189,434
New York City Industrial Development Agency, Recreational Facility Improvements Revenue Bonds, Callable 09/01/16 @ 100 (FGIC), 5.00%, 03/01/46	2,000,000	1,846,920
New York City Industrial Development Agency, Recreational Facility Improvements Revenue Bonds, Callable 09/01/16 @ 100, (FGIC) (OID), 4.50%, 03/01/39	100,000	86,509
New York City Transitional Finance Authority, School Improvements Revenue Bonds, Series S-3, Callable 01/15/19 @ 100, (State Aid Withholding) (OID), 5.38%, 01/15/34	250,000	264,768
New York City Trust For Cultural Resources, Refunding Revenue Bonds, Series A, Callable 12/01/19 @ 100, 5.00%, 12/01/39	100,000	101,834
New York Convention Center Development Corp., Recreational Facility Improvements Revenue Bonds, Callable 11/15/15 @ 100 (AMBAC), 5.00%, 11/15/44	250,000	245,542
New York State Dormitory Authority, Hospital Improvements Revenue Bonds, Series A, Callable 05/01/17 @ 100, 5.00%, 05/01/22	650,000	666,308
New York State Dormitory Authority, Hospital Improvements Revenue Bonds, Series A, Callable 05/01/19 @ 100, 5.50%, 05/01/30	500,000	516,560
New York State Dormitory Authority, Hospital Improvements Revenue Bonds, Series A, Callable 05/01/19 @ 100 (OID), 5.50%, 05/01/37	350,000	356,310
New York State Dormitory Authority, Hospital Improvements Revenue Bonds, Series A, Callable 11/01/16 @ 100, 5.00%, 11/01/34	750,000	728,288
New York State Dormitory Authority, Refunding Revenue Bonds, Callable 08/15/15 @ 100 (FHA), 4.90%, 08/15/31	500,000	490,875
New York State Dormitory Authority, University & College Improvements Revenue Bonds, Callable 07/01/19 @ 100, (GO OF INSTN) (OID), 5.25%, 07/01/33	200,000	203,498

HIGH YIELD TAX FREE BOND FUND	17

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2010 (UNAUDITED)

	Principal Amount	Market Value
New York (cont.)
New York State Dormitory Authority, University & College Improvements Revenue Bonds, Callable 07/01/19 @ 100, (GO OF INSTN) (OID), 5.13%, 07/01/39	250,000	251,168
New York State Dormitory Authority, University & College Improvements Revenue Bonds, Series A, Callable 07/01/18 @ 100, 5.25%, 07/01/48	750,000	782,010
New York State Housing Finance Agency, State Multi-Family Housing Revenue Bonds, Series B, Callable 05/01/19 @ 100, 4.80%, 11/01/34	250,000	250,960
New York State Housing Finance Agency, State Multi-Family Housing Revenue Bonds, Series B, Callable 05/01/19 @ 100, 4.85%, 11/01/41	205,000	201,415
New York State Housing Finance Agency, State Multi-Family Housing Revenue Bonds, Series B, Callable 05/01/19 @ 100, 5.00%, 11/01/45	150,000	149,673
Tobacco Settlement Financing Corp., Housing Revenue Bonds, Series B-1C, Callable 06/01/13 @ 100, 5.50%, 06/01/19	250,000	269,360

		10,900,931

North Carolina 0.75%
Charlotte-Mecklenburg Hospital Authority, Refunding Revenue Bonds, Series A, Callable 01/15/19 @ 100 (OID), 5.25%, 01/15/34	100,000	102,751
North Carolina Eastern Municipal Power Agency, Refunding Revenue Bonds, Series B, Callable 01/01/19 @ 100 (OID), 4.50%, 01/01/22	250,000	253,777
North Carolina Turnpike Authority, Highway Improvements Revenue Bonds, Series A, Callable 01/01/19 @ 100, (Assured Guaranty) (OID), 5.75%, 01/01/39	200,000	209,918

		566,446

North Dakota 1.84%
City of Grand Forks, Hospital Improvements Revenue Bonds, Callable 05/06/10 @ 100 (NATL-RE) (OID), 5.63%, 08/15/27	1,500,000	1,395,405

Ohio 6.61%
Buckeye Tobacco Settlement Financing Authority, Miscellaneous Purposes Revenue Bonds, Series A-2, Callable 06/01/17 @ 100, 6.50%, 06/01/47	5,040,000	3,943,699

18	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2010 (UNAUDITED)

	Principal Amount	Market Value
Ohio (cont.)
Buckeye Tobacco Settlement Financing Authority, Miscellaneous Purposes Revenue Bonds, Series A-2, Callable 06/01/17 @ 100 (OID), 5.88%, 06/01/47	$765,000	$557,142
Ohio Higher Educational Facility Commission, Hospital Improvements Revenue Bonds, Series A, Callable 01/15/15 @ 100, 7.00%, 01/15/39	250,000	268,568
Ohio Higher Educational Facility Commission, Refunding Revenue Bonds, Callable 07/01/20 @ 100 (OID), 5.00%, 07/01/44	250,000	243,582

		5,012,991

Oregon 1.80%
Medford Hospital Facilities Authority, Refunding Revenue Bonds, Callable 08/15/20 @ 100 (AGM), 5.00%, 08/15/21	100,000	104,604
Medford Hospital Facilities Authority, Refunding Revenue Bonds, Callable 08/15/20 @ 100 (AGM), 5.50%, 08/15/28	250,000	262,055
Medford Hospital Facilities Authority, Refunding Revenue Bonds, Callable 08/15/20 @ 100, (AGM) (OID), 5.13%, 08/15/40	250,000	250,283
Oregon Health & Science University, Cash Flow Management Revenue Bonds, Series A, Callable 07/01/19 @ 100, 5.88%, 07/01/33	500,000	546,310
Oregon State Facilities Authority, Refunding Revenue Bonds, Series A, Callable 11/01/19 @ 100, 5.00%, 11/01/39	200,000	201,962

		1,365,214

Pennsylvania 1.75%
City of Philadelphia, Public Improvements, General Obligation Limited, Series B, Callable 07/15/16 @ 100, (Assured Guaranty) (OID), 7.13%, 07/15/38	750,000	866,265
Pennsylvania Higher Educational Facilities Authority, University & College Improvements Revenue Bonds, Callable 05/01/13 @ 100 (OID), 5.50%, 05/01/34	100,000	93,189
Philadelphia Municipal Authority, Public Improvements Revenue Bonds, Callable 04/01/19 @ 100 (OID), 6.38%, 04/01/29	250,000	264,438
Philadelphia Municipal Authority, Public Improvements Revenue Bonds, Callable 04/01/19 @ 100 (OID), 6.50%, 04/01/39	100,000	104,492

		1,328,384

HIGH YIELD TAX FREE BOND FUND	19

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2010 (UNAUDITED)

	Principal Amount	Market Value
Puerto Rico 15.83%
Commonwealth of Puerto Rico, Public Improvements, General Obligation Unlimited, Series A, Callable 07/01/14 @ 100, 5.25%, 07/01/20	$350,000	$356,752
Commonwealth of Puerto Rico, Public Improvements, General Obligation Unlimited, Series A, Callable 07/01/14 @ 100, 5.00%, 07/01/24	500,000	496,945
Commonwealth of Puerto Rico, Public Improvements, General Obligation Unlimited, Series A, Callable 07/01/14 @ 100 (CIFG-TCRS), 5.00%, 07/01/29	200,000	194,210
Commonwealth of Puerto Rico, Public Improvements, General Obligation Unlimited, Series A, Callable 07/01/16 @ 100, 5.25%, 07/01/26	250,000	250,110
Commonwealth of Puerto Rico, Public Improvements, General Obligation Unlimited, Series A, Callable 07/01/18 @ 100 (OID), 5.38%, 07/01/33	250,000	245,585
Commonwealth of Puerto Rico, Refunding Bonds, General Obligation Unlimited, Callable 07/01/16 @ 100, 5.00%, 07/01/18	250,000	254,265
Commonwealth of Puerto Rico, Refunding Bonds, General Obligation Unlimited, Series A, (NATL-RE), 5.50%, 07/01/19	500,000	522,790
Commonwealth of Puerto Rico, Refunding Bonds, General Obligation Unlimited, Series A, Callable 07/01/18 @ 100 (OID), 5.00%, 07/01/22	250,000	245,718
Commonwealth of Puerto Rico, Refunding Bonds, General Obligation Unlimited, Series A-4, Callable 01/01/20 @ 101 (AGM), 5.00%, 07/01/31	200,000	203,142
Commonwealth of Puerto Rico, Refunding Bonds, General Obligation Unlimited, Series B, Callable 07/01/14 @ 100, 5.88%, 07/01/36	100,000	102,033
Commonwealth of Puerto Rico, Refunding Bonds, General Obligation Unlimited, Series C, Callable 07/01/19 @ 100 (OID), 6.00%, 07/01/39	1,500,000	1,571,295
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Water & Utility Improvements Revenue Bonds, Series A, Callable 07/01/18 @ 100 (OID), 6.00%, 07/01/44	355,000	366,832
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Water & Utility Improvements Revenue Bonds, Series A, Callable 07/01/18 @ 100, (Assured Guaranty) (OID), 5.13%, 07/01/47	500,000	497,075

20	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2010 (UNAUDITED)

	Principal
	Amount	Market Value
Puerto Rico (cont.)
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Water & Utility Improvements Revenue Bonds, Series A, Callable 07/01/18 @ 100 (OID), 6.00%, 07/01/38	150,000	155,602
Puerto Rico Electric Power Authority, Electric Light & Power Improvements Revenue Bonds, Series RR, Callable 07/01/15 @ 100 (AGM), 5.00%, 07/01/20	500,000	522,900
Puerto Rico Electric Power Authority, Electric Light & Power Improvements Revenue Bonds, Series TT, Callable 07/01/17 @ 100, 5.00%, 07/01/37	250,000	238,888
Puerto Rico Electric Power Authority, Electric Light & Power Improvements Revenue Bonds, Series XX, Callable 07/01/15 @ 100 (OID), 5.25%, 07/01/35	250,000	248,250
Puerto Rico Highway & Transportation Authority, Highway Improvements Revenue Bonds, Series D, Callable 07/01/12 @ 100, (FSA) (OID), 5.00%, 07/01/32	250,000	250,715
Puerto Rico Public Buildings Authority, Economic Improvements Revenue Bonds, Series N, Callable 07/01/17 @ 100, (Commonwealth Guaranteed), 5.50%, 07/01/20	210,000	216,422
Puerto Rico Public Buildings Authority, Public Improvements Revenue Bonds, Series I, Callable 07/01/14 @ 100, (Commonwealth Guaranteed) (OID), 5.25%, 07/01/33	645,000	623,115
Puerto Rico Public Buildings Authority, Refunding Revenue Bonds, Series M, (Commonwealth Guaranteed), 6.25%, 07/01/31	300,000	334,398
Puerto Rico Public Buildings Authority, Refunding Revenue Bonds, Series P, Callable 06/01/14 @ 100 (Commonwealth Guaranteed), 7.00%, 07/01/25	250,000	269,393
Puerto Rico Public Buildings Authority, Refunding Revenue Bonds, Series P, Callable 07/01/19 @ 100, (Commonwealth Guaranteed) (OID), 6.25%, 07/01/26	350,000	378,248
Puerto Rico Public Buildings Authority, Refunding Revenue Bonds, Series P, Callable 07/01/19 @ 100, (Commonwealth Guaranteed) (OID), 6.75%, 07/01/36	240,000	263,659
Puerto Rico Public Buildings Authority, Refunding Revenue Bonds, Series Q, Callable 07/01/14 @ 100 (Commonwealth Guaranteed), 6.00%, 07/01/38	100,000	102,501
Puerto Rico Public Buildings Authority, Refunding Revenue Bonds, Series Q, Callable 07/01/19 @ 100, (Commonwealth Guaranteed) (OID), 5.63%, 07/01/39	220,000	216,414

HIGH YIELD TAX FREE BOND FUND	21

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2010 (UNAUDITED)

	Principal Amount	Market Value
Puerto Rico (cont.)
Puerto Rico Sales Tax Financing Corp., Public Improvements Revenue Bonds, Series A, Callable 02/01/20 @ 100, 4.38%, 08/01/20	175,000	178,281
Puerto Rico Sales Tax Financing Corp., Public Improvements Revenue Bonds, Series A, Callable 02/01/20 @ 100, 4.88%, 08/01/24	250,000	253,198
Puerto Rico Sales Tax Financing Corp., Public Improvements Revenue Bonds, Series A, Callable 02/01/20 @ 100, 5.50%, 08/01/37	1,700,000	1,770,550
Puerto Rico Sales Tax Financing Corp., Public Improvements Revenue Bonds, Series A, Callable 02/01/20 @ 100 (OID), 5.25%, 08/01/30	100,000	102,070
Puerto Rico Sales Tax Financing Corp., Public Improvements Revenue Bonds, Series A, Callable 02/01/20 @ 100, (AGM) (OID), 5.00%, 08/01/40	250,000	251,720
Puerto Rico Sales Tax Financing Corp., Public Improvements Revenue Bonds, Series A, Callable 08/01/19 @ 100 (OID), 5.75%, 08/01/37	295,000	313,558

		11,996,634

Rhode Island 1.07%
Rhode Island Student Loan Authority, Student Loans, Revenue Bonds, Series A, Callable 12/01/19 @ 100, 6.35%, 12/01/30	500,000	526,480
Rhode Island Turnpike & Bridge Authority, Highway Improvements Revenue Bonds, Series A, Callable 12/01/20 @ 100 (OID), 5.13%, 12/01/35	250,000	250,492
Rhode Island Turnpike & Bridge Authority, Highway Improvements Revenue Bonds, Series A, Callable 12/01/20 @ 100 (OID), 5.00%, 12/01/39	35,000	34,152

		811,124

South Carolina 0.39%
South Carolina Jobs-Economic Development Authority, Refunding Revenue Bonds, Callable 08/01/14 @ 100 (OID), 5.75%, 08/01/36	250,000	243,045
South Carolina Jobs-Economic Development Authority, Refunding Revenue Bonds, Callable 08/01/19 @ 100 (OID), 5.75%, 08/01/39	50,000	48,549

		291,594

22	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2010 (UNAUDITED)

	Principal
	Amount	Market Value
South Dakota 0.13%
South Dakota Housing Development Authority, State Single-Family Housing Revenue Bonds, Series B, Callable 05/01/19 @ 100, 4.70%, 05/01/27	$100,000	$100,363

Texas 6.02%
Garza County Public Facility Corp., Public Improvements Revenue Bonds, Callable 10/01/16 @ 100, 5.75%, 10/01/25	250,000	256,298
Harris County Cultural Education Facilities Finance Corp., Refunding Revenue Bonds, Series PJ, 5.00%, 10/01/19	100,000	106,690
Harris County Cultural Education Facilities Finance Corp., Refunding Revenue Bonds, Series PJ, Callable 10/01/19 @ 100 (OID), 4.75%, 10/01/25	175,000	177,756
North Texas Tollway Authority, Refunding Revenue Bonds, Series A, Callable 01/01/19 @ 100 (OID), 6.25%, 01/01/39	250,000	270,772
North Texas Tollway Authority, Refunding Revenue Bonds, Series B, Callable 01/01/18 @ 100 (OID), 5.75%, 01/01/40	200,000	207,302
North Texas Tollway Authority, Refunding Revenue Bonds, Series F, Callable 01/01/16 @ 100, 6.13%, 01/01/31	1,250,000	1,315,450
North Texas Tollway Authority, Refunding Revenue Bonds, Series F, Callable 01/01/18 @ 100 (OID), 5.75%, 01/01/33	550,000	567,958
Tarrant County Cultural Education Facilities Finance Corp., Hospital Improvements Revenue Bonds, Series B, (Assured Guaranty) (OID), 4.50%, 09/01/19	100,000	98,266
Tarrant County Cultural Education Facilities Finance Corp., Hospital Improvements Revenue Bonds, Series B, Callable 09/01/14 @ 100, (Assured Guaranty) (OID), 5.38%, 09/01/30	500,000	504,745
Tarrant County Cultural Education Facilities Finance Corp., Hospital Improvements Revenue Bonds, Series B, Callable 09/01/19 @ 100, (Assured Guaranty) (OID), 5.13%, 09/01/25	100,000	100,254
Tarrant County Health Facilities Development Corp., Hospital Improvements Revenue Bonds, Series A, 5.00%, 12/01/16	50,000	55,006
Tarrant County Health Facilities Development Corp., Hospital Improvements Revenue Bonds, Series A, Callable 12/01/19 @ 100, 5.00%, 12/01/23	100,000	102,926
Texas State Public Finance Authority, Refunding Revenue Bonds, Series A, Callable 02/15/14 @ 100, (ACA), 5.00%, 02/15/36	900,000	801,900

		4,565,323

HIGH YIELD TAX FREE BOND FUND	23

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2010 (UNAUDITED)

	Principal Amount	Market Value
Virgin Islands 0.13%
Virgin Islands Public Finance Authority, Refunding Revenue Bonds, Series B, Callable 10/01/19 @ 100, 5.00%, 10/01/25	$100,000	$100,525

Washington 2.01%
Grays Harbor County Public Utility District No. 1, Electric Light & Power Improvements Revenue Bonds, Callable 01/01/17 @ 100, (NATL-RE) (FGIC), 5.00%, 07/01/24	250,000	258,352
Washington Health Care Facilities Authority, Hospital Improvements Revenue Bonds, Callable 10/01/19 @ 100 (OID), 5.63%, 10/01/38	500,000	513,830
Washington Health Care Facilities Authority, Refunding Revenue Bonds, Callable 11/01/19 @ 100, 5.00%, 11/01/28	250,000	251,693
Washington State Housing Finance Commission, State Single-Family Housing Revenue Bonds, Series 2N, Callable 06/01/19 @ 100, (Ginnie Mae) (Fannie Mae) (Freddie Mac), 4.70%, 06/01/36	500,000	495,510

		1,519,385

West Virginia 0.60%
West Virginia Hospital Finance Authority, Hospital Improvements Revenue Bonds, Series A, 5.00%, 09/01/19	250,000	254,305
West Virginia Hospital Finance Authority, Hospital Improvements Revenue Bonds, Series A, Callable 09/01/19 @ 100, (OID), 5.63%, 09/01/32	200,000	200,060

		454,365

Wisconsin 3.90%
Wisconsin Health & Educational Facilities Authority, Hospital Improvements Revenue Bonds, Callable 08/15/16 @ 100, 5.25%, 08/15/18	350,000	353,745
Wisconsin Health & Educational Facilities Authority, Hospital Improvements Revenue Bonds, Callable 08/15/16 @ 100, 5.25%, 08/15/31	100,000	92,157
Wisconsin Health & Educational Facilities Authority, Hospital Improvements Revenue Bonds, Series A, Callable 04/15/15 @ 100 (OID), 5.63%, 04/15/33	100,000	100,020
Wisconsin Health & Educational Facilities Authority, Hospital Improvements Revenue Bonds, Series A, Callable 04/15/20 @ 100 (OID), 5.25%, 04/15/24	100,000	99,118

24	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2010 (UNAUDITED)

	Principal Amount	Market Value
Wisconsin (cont.)
Wisconsin Health & Educational Facilities Authority, Refunding Revenue Bonds, Series A, Callable 08/15/13 @ 100, (OID), 5.13%, 08/15/33	$2,060,000	$1,854,021
Wisconsin Health & Educational Facilities Authority, Refunding Revenue Bonds, Series B, Callable 08/15/16 @ 100, 5.13%, 08/15/30	500,000	456,045

		2,955,106

Wyoming 0.28%
County of Campbell, Resource Recovery Improvements Revenue Bonds, Series A, Callable 07/15/19 @ 100, 5.75%, 07/15/39	200,000	211,006
Total Investments — 98.25%
(Cost $71,767,570)		$74,464,070
Cash and Other Assets Net of Liabilities — 1.75%		1,324,404

NET ASSETS — 100.00%		$75,788,474

ACA - Insured by ACA Financial Guaranty Corp.

AGM - Insured by Assured Guaranty Municipal.

AMBAC - Insured by AMBAC Indemnity Corp.

BHAC-CR - Berkshire Hathaway Assurance Corp. Custodial Receipts

CIFG - Insured by CDC IXIS Financial Guaranty.

FGIC - Insured by Financial Guaranty Insurance Corp.

FHA - Insured by Federal Housing Administration.

FSA - Financial Security Assurance

GO - General Obligation

LOC - Letter of Credit

MBIA - Insured by MBIA.

NATL-RE - Insured by National Public Finance Guarantee Corp.

OID - Original Issue Discount

TCRS - Transferable Custodial Receipts.

XLCA - Insured by XL Capital Assurance.

HIGH YIELD TAX FREE BOND FUND	25

SCHEDULE OF INVESTMENTS	MARCH 31, 2010 (UNAUDITED)

	Principal
	Amount	Market Value
Collateralized Mortgage Obligations 1.90%
Banc of America Mortgage Securities, Inc., 5.50%, 08/25/33	$200,000	$187,210
Citicorp Mortgage Securities, Inc., 5.00%, 02/25/35	329,000	278,450
Citicorp Mortgage Securities, Inc., 6.00%, 04/25/36	100,000	71,507
Countrywide Home Loan Mortgage Pass Through Trust, A27, 5.50%, 10/25/35	111,000	53,378
Countrywide Home Loan Mortgage Pass Through Trust, A7, 5.50%, 10/25/35	120,000	78,314
Mastr Asset Securitization Trust, 5.50%, 10/25/33	159,000	161,594
Wamu Mortgage Pass Through Certificates, A11, 5.50%, 11/25/33	111,000	106,240
Wamu Mortgage Pass Through Certificates, A2, 5.50%, 11/25/33	94,000	88,334

Total Collateralized Mortgage Obligations (Cost $ 825,858)		1,025,027
Municipal Bonds 75.47%

California 5.37%
City of Fresno, Water Utility Improvements Revenue Bonds, Series A2 (OID), 6.75%, 06/01/40	500,000	495,485
City of Stockton, Refunding Revenue Bonds, Series B, Callable 09/01/17 @ 100 (AGM), 5.80%, 09/01/37	40,000	33,939
City of Tulare, Sewer Improvements Revenue Bonds, Callable 11/15/19 @ 100 (AGM) (OID), 8.75%, 11/15/44	1,000,000	988,040
County of San Bernardino, Refunding Revenue Bonds (AGM), 6.02%, 08/01/23	200,000	196,852
Napa Valley Unified School District, School Improvements, General Obligation Unlimited, Series B, 6.51%, 08/01/43	500,000	493,845
Oakland Redevelopment Agency, Economic Improvements Tax Allocation Bonds, Series T, (OID), 8.50%, 09/01/20	500,000	489,530
Peralta Community College District, Refunding Revenue Bonds, 6.42%, 11/01/15	200,000	203,622

		2,901,313

Colorado 1.38%
Adams State College, University & College Improvements Revenue Bonds, Series C, Callable 05/15/19 @ 100, (State Higher Education Intercept Program) (OID), 6.47%, 05/15/38	250,000	245,847
Arapahoe County Water & Wastewater Public Improvement District, Sewer Improvements, General Obligation Unlimited, Callable 12/01/19 @ 100, 6.48%, 12/01/39	500,000	502,435

		748,282

See accompanying notes to Schedules of Investments.

26	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2010 (UNAUDITED)

	Principal Amount	Market Value
Connecticut 1.85%
City of Bridgeport, School Improvements, General Obligation Unlimited, Callable 08/15/20 @ 100 (AGM), 6.57%, 08/15/28	$1,000,000	$1,001,450

District of Columbia 0.93%
Washington Metropolitan Area Transit Authority, Transit Improvements Revenue Bonds, Series B, Callable 07/01/19 @ 100 (OID), 7.00%, 07/01/34	500,000	505,690

Florida 9.47%
City of Miami, Refunding Revenue Bonds (OID), 6.75%, 12/01/18	1,000,000	1,004,650
City of Miami, Refunding Revenue Bonds, Callable 12/01/19 @ 100, 7.55%, 12/01/25	465,000	460,806
City of Orlando, Recreational Facilities Improvements Revenue Bonds, Series C, Callable 10/01/19 @ 100, 6.85%, 10/01/29	250,000	257,367
City of Orlando, Recreational Facilities Improvements Revenue Bonds, Series C, Callable 10/01/19 @ 100, 7.10%, 10/01/39	415,000	426,217
County of Miami-Dade, Recreational Facilities Improvements Revenue Bonds, Series D (Assured Guaranty), 7.08%, 10/01/29	250,000	246,188
County of Miami-Dade, Transit Improvements Revenue Bonds, Series B, Callable 07/01/19 @ 100, 6.91%, 07/01/39	1,000,000	999,850
Florida Atlantic University Finance Corp., University & College Improvements Revenue Bonds, Callable 07/01/20 @ 100, 7.64%, 07/01/40	165,000	174,192
Florida State Department of Environmental Protection, Public Improvements Revenue Bonds, Series B, Callable 07/01/19 @ 100, 7.05%, 07/01/29	1,500,000	1,552,740

		5,122,010

Georgia 2.71%
Municipal Electric Authority of Georgia, Electric Light & Power Improvements Revenue Bonds, 6.64%, 04/01/57	500,000	496,435
Municipal Electric Authority of Georgia, Electric Light & Power Improvements Revenue Bonds, 7.06%, 04/01/57	1,000,000	970,450

		1,466,885

Illinois 7.16%
Chicago Transit Authority, Pension Funding Revenue Bonds, Series A, 6.90%, 12/01/40	350,000	373,754

INCOME FUND	27

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2010 (UNAUDITED)

	Principal
	Amount	Market Value
Illinois (cont.)
Chicago Transit Authority, Transit Improvements Revenue Bonds, Series B, 6.20%, 12/01/40	$100,000	$99,114
City of Markham, Public Improvements, General Obligation Unlimited, Series A, Callable 12/01/20 @ 100 (Assured Guaranty), 7.40%, 12/01/25	1,250,000	1,272,263
Henry Hospital District, Hospital Improvements, General Obligation Unlimited, Series A, Callable 12/01/19 @ 100 (AGM), 6.65%, 12/01/29	840,000	844,057
State of Illinois, Pension Funding, General Obligation Unlimited, 5.10%, 06/01/33	500,000	410,410
State of Illinois, Public Improvements, General Obligation Unlimited, 6.63%, 02/01/35	885,000	871,814

		3,871,412

Kentucky 0.47%
Princeton Electric Plant Board, Electric Light & Power Improvements Revenue Bonds, Series B, Callable 11/01/19 @ 100, (Assured Guaranty) (OID), 7.00%, 11/01/42	250,000	252,758

Louisiana 1.99%
Tangipahoa Parish Hospital Service District No. 1, Hospital Improvements Revenue Bonds, Callable 02/01/20 @ 100 (Assured Guaranty), 7.20%, 02/01/42	1,070,000	1,074,323

Massachusetts 0.47%
City of Worcester, Pension Funding, General Obligation Limited, (AGM) (OID), 6.25%, 01/01/28	250,000	255,602

Michigan 8.46%
County of Oakland, Pension Funding, Certificate of Participation, Callable 04/01/14 @ 100 (OID), 6.25%, 04/01/26	1,000,000	1,013,670
Eastern Michigan University, University & College Improvements Revenue Bonds, Callable 02/15/19 @ 100, 7.21%, 02/15/38	250,000	250,940
Michigan Tobacco Settlement Finance Authority, Miscellaneous Purposes Revenue Bonds, Series A (OID), 7.31%, 06/01/34	2,980,000	2,400,539
Milan Area Schools, School Improvements, General Obligation Unlimited, Callable 05/01/19 @ 100 (Q-SBLF) (OID), 7.10%, 05/01/34	400,000	412,360

28	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2010 (UNAUDITED)

	Principal
	Amount	Market Value
Michigan (cont.)
Southwest Regional Sanitary Sewer & Water Authority, Sewer Improvements Revenue Bonds, Series A, Callable 04/01/20 @ 100 (Municipal Government Guaranteed), 6.50%, 04/01/40	$500,000	$495,430

		4,572,939

Mississippi 0.95%
Mississippi Development Bank Special Obligation, Highway Improvements Revenue Bonds, Series B, 6.59%, 01/01/35	500,000	512,690

Missouri 0.89%
Missouri Joint Municipal Electric Utility Commission, Electric Light & Power Improvements Revenue Bonds,, 7.73%, 01/01/39	475,000	479,289

Nevada 0.97%
County of Clark, Public Improvements, General Obligation Limited, Series B, Callable 11/01/19 @ 100, 7.25%, 11/01/38	500,000	522,755

New Jersey 5.08%
Hoboken Municipal Hospital Authority, Refunding Revenue Bonds, (Municipal Government Guaranteed) (FSA) (OID), 7.62%, 01/01/29	500,000	509,205
New Jersey Economic Development Authority, Housing Revenue Bonds, Series A2, (XLCA), 6.31%, 07/01/26	750,000	699,338
New Jersey Educational Facilities Authority, University & College Improvements Revenue Bonds, Callable 07/01/19 @ 100, 7.40%, 07/01/40	1,000,000	1,045,740
South Jersey Transportation Authority, Highway Improvements Revenue Bonds, Series A (OID), 7.00%, 11/01/38	500,000	491,235

		2,745,518

New York 10.04%
Battery Park City Authority, Public Improvements Revenue Bonds, Callable 11/01/19 @ 100, 6.38%, 11/01/39	250,000	252,928
City of New York, Public Improvements, General Obligation Unlimited, Callable 12/01/19 @ 100, 6.39%, 12/01/29	1,000,000	1,011,010
City of New York, Public Improvements, General Obligation Unlimited, Series G-1, Callable 03/01/20 @ 100, 6.27%, 03/01/31	500,000	499,845
Metropolitan Transportation Authority, Transit Improvements Revenue Bonds, 6.67%, 11/15/39	1,000,000	1,007,100

INCOME FUND	29

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2010 (UNAUDITED)

	Principal Amount	Market Value
New York (cont.)
New York City Housing Development Corp., State Multi-Family Housing Revenue Bonds, Series I, Callable 05/01/19 @ 100, 6.42%, 11/01/39	$2,000,000	$1,950,780
New York City Municipal Water Finance Authority, Refunding Revenue Bonds, Callable 06/15/20 @ 100, 6.49%, 06/15/42	200,000	201,472
New York Municipal Bond Bank Agency, Public Improvements Revenue Bonds, Callable 12/15/19 @ 100 (GO OF BOND BANK), 6.88%, 12/15/34	500,000	502,350

		5,425,485

Ohio 1.38%
American Municipal Power-Ohio Inc., Refunding Revenue Bonds, Callable 02/15/20 @ 100, 5.96%, 02/15/24	500,000	496,885
State of Ohio, Public Improvements Revenue Bonds, Callable 10/01/19 @ 100, 6.52%, 10/01/28	250,000	250,523

		747,408

Oklahoma 0.90%
Bryan County Independent School District No. 72 Durant, School Improvements, Certificate of Participation, Callable 12/01/19 @ 102 (OID), 6.80%, 12/01/33	500,000	485,880

Pennsylvania 2.39%
Mount Union Area School District, School Improvements, General Obligation Limited, Callable 08/01/19 @ 100, (State Aid Withholding) (OID), 6.88%, 02/01/36	1,000,000	1,000,210
Pittsburgh Water & Sewer Authority, Refunding Revenue Bonds, Series A, (AGM), 6.61%, 09/01/24	300,000	293,577

		1,293,787

Texas 3.30%
City of Houston, Refunding Notes, General Obligation Unlimited, Series B, Callable 03/01/19 @ 100, 6.09%, 03/01/29	250,000	247,713
County of Bexar, Public Improvements, General Obligation Limited, Series C, Callable 06/15/19 @ 100, 6.63%, 06/15/39	500,000	509,160
Dallas Convention Center Hotel Development Corp., Public Improvements Revenue Bonds, 7.09%, 01/01/42	1,000,000	1,025,240

		1,782,113

30	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2010 (UNAUDITED)

	Principal Amount	Market Value
Utah 0.94%
Central Weber Sewer Improvement District, Sewer Improvements Revenue Bonds, Series B, Callable 03/01/19 @ 100, (Assured Guaranty) (OID), 6.38%, 03/01/34	$500,000	$509,215

Virginia 5.90%
Tobacco Settlement Financing Corp., Refunding Revenue Bonds, Series A-1, Callable 06/01/12 @ 100 (OID), 6.71%, 06/01/46	4,365,000	3,188,894

Washington 1.86%
Cowlitz County Public Utility District No. 1, Electric Light & Power Improvements Revenue Bonds, 6.88%, 09/01/32	1,000,000	1,007,210

West Virginia 0.61%
Tobacco Settlement Finance Authority, Miscellaneous Purposes Revenue Bonds, Series A, 7.47%, 06/01/47	415,000	329,966

Total Municipal Bonds (Cost $40,001,533)		40,802,874

Corporate Bonds 3.96%
Alcoa, Inc., 5.55%, 02/01/17	250,000	251,488
Alcoa, Inc., 6.75%, 07/15/18	500,000	519,003
Altria Group, Inc., 9.25%, 08/06/19	250,000	304,280
Fifth Third Bancorp, 8.25%, 03/01/38	250,000	263,425
General Electric Capital Corp., 6.15%, 08/07/37	150,000	147,164
Liberty Property L.P., 6.63%, 10/01/17	355,000	359,619
Simon Property Group L.P. REIT, 10.35%, 04/01/19	150,000	188,898
UDR, Inc., 5.25%, 01/15/15	110,000	109,702

Total Corporate Bonds (Cost $ 1,825,551)		2,143,579

	Shares	Market Value
Preferred Stocks 14.61%
Financials 14.61%
Equity Residential REIT Series N 6.48%	15,200	$354,616
HRPT Properties Trust REIT 7.50%	50,565	1,006,243
Kimco Realty Corp. REIT Series F 6.65%	22,377	505,049
Kimco Realty Corp. REIT Series G 7.75%	17,900	452,333
Public Storage REIT Series C 6.60%	5,825	138,810
Public Storage REIT Series H 6.95%	20,000	488,200
Public Storage REIT Series M 6.63%	9,424	229,663
Regency Centers Corp. REIT Series C 7.45%	45,200	1,091,580
Regency Centers Corp. REIT Series D 7.25%	6,496	154,215
Regency Centers Corp. REIT Series E 6.70%	15,000	342,750

INCOME FUND	31

SCHEDULE OF INVESTMENTS (CONT.)	MARCH 31, 2010 (UNAUDITED)

	Shares	Market Value
Financials (cont.)
Vornado Realty L.P. REIT 7.88%	31,119	783,265
Vornado Realty Trust REIT Series E 7.00%	2,371	57,212
Vornado Realty Trust REIT Series F 6.75%	14,300	320,892
Vornado Realty Trust REIT Series G 6.63%	62,775	1,393,605
Vornado Realty Trust REIT Series I 6.63%	4,000	90,920
XL Capital Ltd. Cv. 10.75%	17,000	489,770

Total Preferred Stocks (Cost $ 7,000,264)		7,899,123
Total Investments — 95.94%
(Cost $49,653,206)		51,870,603
Cash and Other Assets Net of Liabilities — 4.06%		2,192,505

NET ASSETS — 100.00%		$54,063,108

AGM - Assured Guaranty Municipal

FSA - Financial Security Assurance

GO - General Obligation

OID - Original Issue Discount

Q-SBLF - Qualified School Bond Loan Fund

REIT - Real Estate Investment Trust

XLCA - Insured by XL Capital Assurance

32	SPIRIT OF AMERICA

   SPIRIT OF AMERICA INVESTMENT FUND, INC.

NOTES TO SCHEDULES OF INVESTMENTS	MARCH 31, 2010 (UNAUDITED)

A. Security Valuation: The offering price and net asset value per share for each class of the Spirit of America Real Estate Income and Growth Fund, Spirit of America Large Cap Value Fund, Spirit of America High Yield Tax Free Bond Fund and Spirit of America Income Fund are calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m., Eastern Time on each day the NYSE is open for trading. Each Fund’s securities are valued at the official close or the last reported sales price on the principal exchange on which the security trades, or if no sales price is reported, the mean of the latest bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. Unlisted securities traded in the over-the-counter market are valued using an evaluated quote provided by the independent pricing service, or, if an evaluated quote is unavailable, such securities are valued using prices received from dealers, provided that if the dealer supplies both bid and ask prices, the price to be used is the mean of the bid and asked prices. The independent pricing service derives an evaluated quote by obtaining dealer quotes, analyzing the listed markets, reviewing trade execution data and employing sensitivity analysis. Evaluated quotes may also reflect appropriate factors such as individual characteristics of the issue, communications with broker-dealers, and other market data. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which the Board of Directors (the “Board”) believes represents fair value. Fund securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the supervision of the Board.

B. Fair Value Measurements: Various inputs are used in determining the fair value of investments which are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date

•	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to determine the fair valuation of the Funds’ investments as of March 31, 2010 is as follows:

Valuation Inputs	Real Estate Income and Growth Fund	Large Cap Value Fund	High Yield Tax Free Bond Fund	Income Fund
Level 1 - Quoted Prices *	$174,891,736	$56,406,825	$—	$7,899,123
Level 2 - Other Significant Observable Inputs *	—	—	74,464,070	43,971,480
Level 3 - Significant Unobservable Inputs	—	—	—	—
Total Market Value of Investments	$174,891,736	$56,406,825	$74,464,070	$51,870,603

*	Industries and Security Types as defined in the Schedule of Investments

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update “Improving Disclosures about Fair Value Measurements” that requires additional disclosures regarding fair value measurements. Certain required disclosures are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact it will have on its financial statement disclosures.

SPIRIT OF AMERICA INVESTMENT FUND, INC.	33

SPIRIT OF AMERICA INVESTMENT FUND, INC.

NOTES TO SCHEDULES OF INVESTMENTS (CONT.)	MARCH 31, 2010 (UNAUDITED)

C. Option Contracts: The Funds may purchase or write call options to increase or decrease their exposure to underlying securities equity risk. An option contract gives the buyer the right, but not the obligation, to buy (call) or sell (put) an underlying item at a fixed exercise price on a certain date or during a specified period. The cost of securities acquired through the exercise of a call option is increased by the premiums paid. The proceeds from securities sold through the exercise of a purchased put option are decreased by the premiums paid. Investments in options contracts requires the Fund to fair value or mark-to market the options on a daily basis, which reflects the change in the market value of the contracts at the close of each day’s trading. The cost of purchased options that expire unexercised are treated by the Fund, on expiration date, as realized losses on investments.

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund, on the expiration date, as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

In purchasing and writing options, the Fund bears the market risk of an unfavorable change in the price of the underlying security or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing a security at a price different from the current market value. The Fund may execute transactions in both listed and over-the-counter options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. Transactions in certain over-the-counter options may expose the Fund to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter option transaction, the Fund’s maximum amount of loss is the premium paid (as purchaser) or the unrealized loss of the contract (as writer).

D. Tax Disclosure: No provision for federal income taxes is required since the Funds intend to continue to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income and capital gains to shareholders. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character to tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of March 31, 2010.

The cost, unrealized appreciation and depreciation, which are book figures that approximate federal income tax basis at March 31, 2010 for each Fund are as follows:

Fund	Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Real Estate Income and Growth Fund	$189,495,585	$26,161,023	$(40,764,872)	$(14,603,849)
Large Cap Value Fund	51,731,096	7,411,872	(2,736,143)	4,675,729
High Yield Tax Free Bond Fund	71,767,570	3,427,260	(730,760)	2,696,500
Income Fund	49,653,206	2,416,795	(199,398)	2,217,397

34	SPIRIT OF AMERICA

   SPIRIT OF AMERICA INVESTMENT FUND, INC.

NOTES TO SCHEDULES OF INVESTMENTS (CONT.)	MARCH 31, 2010 (UNAUDITED)

At December 31, 2009, the Real Estate Income and Growth Fund had net capital loss carryforwards for federal income tax purposes of $23,390,137 which are available to reduce future required distributions of net capital gains to shareholders through 2017. The Large Cap Value Fund had net capital loss carryforwards for federal income tax purposes of $2,591,937 and $3,043,729 which are available to reduce future required distributions of net capital gains to shareholders through 2016 and 2017, respectively. The High Yield Bond Fund had net capital loss carryforwards for federal income tax purposes of $121,045 and $570,717 which are available to reduce future required distributions of net capital gains to shareholders through 2016 and 2017, respectively.

Under the current tax law, capital losses realized after October 31 and prior to the Fund’s fiscal year end may be deferred and treated as occurring on the first day of the following fiscal year for tax purposes. Post October losses at the fiscal year ended December 31, 2009 for Real Estate Growth and Income Fund and High Yield Bond Fund were $440,743 and $48,159, respectively.

For additional information regarding the accounting policies of the Spirit of America Investment Fund, Inc., refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

SPIRIT OF AMERICA INVESTMENT FUND, INC.	35

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Spirit of America Investment Fund, Inc.

By (Signature and Title)*	/s/ David Lerner
David Lerner, Principal Executive Officer
(principal executive officer)

Date 5/11/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David Lerner
David Lerner, Principal Executive Officer
(principal executive officer)

Date 5/11/10

By (Signature and Title)*	/s/ Alan P. Chodosh
Alan P. Chodosh, Principal Financial Officer
(principal financial officer)

Date 5/11/10

*	Print the name and title of each signing officer under his or her signature.